Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2022
BIS statistics
Swiss metrics
end of	2022		2021
Swiss capital (CHF million)
Swiss CET1 capital	35,290		38,529
Going concern capital	50,026		54,372
Gone concern capital	49,117		46,648	[1]
Total loss-absorbing capacity (TLAC)	99,143		101,020
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	250,963		268,418
Leverage exposure	650,551		889,137
Swiss capital ratios (%)
Swiss CET1 ratio	14.1		14.4
Going concern capital ratio	19.9		20.3
Gone concern capital ratio	19.6		17.4
TLAC ratio	39.5		37.6
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	5.4		4.3
Going concern leverage ratio	7.7		6.1
Gone concern leverage ratio	7.6		5.2
TLAC leverage ratio	15.2		11.4
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.28		10.0
Going concern capital ratio requirement	13.58	[2]	14.3
Gone concern capital ratio requirement	13.58		14.3
TLAC ratio requirement	27.16		28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.25		3.5
Going concern leverage ratio requirement	4.75	[2]	5.0
Gone concern leverage ratio requirement	4.75		5.0
TLAC leverage ratio requirement	9.5		10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components were subject to phase out and are no longer eligible as of January 1, 2022. As of 2021, gone concern capital was CHF 46,897 million, including CHF 249 million of such instruments.

2
The total requirement excluded the FINMA Pillar 2 capital add-on of CHF 1,850 million relating to the supply chain finance funds matter. This Pillar 2 capital add-on equated to an additional Swiss CET1 capital ratio requirement of 74 basis points and an additional Swiss CET1 leverage ratio requirement of 28 basis points.

Bank
BIS statistics
Swiss metrics
end of	2022		2021
Swiss capital (CHF million)
Swiss CET1 capital	40,987		44,185
Going concern capital	54,843		59,110
Gone concern capital	42,930		41,316	[1]
Total loss-absorbing capacity (TLAC)	97,773		100,426
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	249,953		267,558
Leverage exposure	653,551		895,810
Swiss capital ratios (%)
Swiss CET1 ratio	16.4		16.5
Going concern capital ratio	21.9		22.1
Gone concern capital ratio	17.2		15.4
TLAC ratio	39.1		37.5
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	6.3		4.9
Going concern leverage ratio	8.4		6.6
Gone concern leverage ratio	6.6		4.6
TLAC leverage ratio	15.0		11.2
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.28		10.0
Going concern capital ratio requirement	13.58	[2]	14.3
Gone concern capital ratio requirement	13.58		14.3
TLAC ratio requirement	27.16		28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.25		3.5
Going concern leverage ratio requirement	4.75	[2]	5.0
Gone concern leverage ratio requirement	4.75		5.0
TLAC leverage ratio requirement	9.5		10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components were subject to phase out and are no longer eligible as of January 1, 2022. As of 2021, gone concern capital was CHF 41,565 million, including CHF 249 million of such instruments.

2
The total requirement excluded the FINMA Pillar 2 capital add-on of CHF 1,850 million relating to the supply chain finance funds matter. This Pillar 2 capital add-on equated to an additional Swiss CET1 capital ratio requirement of 74 basis points and an additional Swiss CET1 leverage ratio requirement of 28 basis points.